Revenue - Additional Information (Details) $ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2023 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 USD ($)	May 31, 2021 GBP (£)	May 31, 2021 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 USD ($)
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Upfront payments received		£ 64,071,000		£ 72,349,000		£ 76,748,000
Milestone payment received		3,200,000	$ 4.0	1,500,000	$ 2.0
Collaboration Agreement With Mallinckrodt
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	£ 8,000,000	10,500,000		11,700,000		8,700,000
Upfront payments received												£ 16,400,000	$ 20.0
Milestone payment received				2,200,000		2,900,000
AstraZeneca collaboration
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue		13,700,000		5,100,000		2,700
Upfront payments received								£ 30,800,000	$ 40.0	£ 17,100,000	$ 20.0
Milestone payment received		7,900,000	10.0
Collaboration Agreement with Hansoh
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue		600,000		200,000		32,000,000
Upfront payments received						11,900,000	$ 16.0
Upfront payments received, net of taxes						10,700,000	$ 14.4
Milestone payment received		3,200,000	$ 4.0	1,500,000
Royalty Income
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue		600,000		600,000		400,000
Royalty Income | Alnylam
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue		600,000		600,000		400,000
Research Collaboration Income
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue		£ 24,800,000		£ 16,900,000		£ 12,000,000